January 5, 2023

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Capital Group Private Client Services Funds

File Nos. 333-163115 and 811-22349

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 30, 2022 of Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary